Premises And Equipment	12 Months Ended
Dec. 31, 2016
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 8- PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	December 31, 2016	December 31, 2015
Land and land improvements	$1,293	$1,293
Buildings	3,832	3,827
Furniture, fixtures and equipment	2,150	2,655
	7,275	7,775
Less: Accumulated Depreciation	(3,846)	(4,166)
	$3,429	$3,609

Depreciation expense for 2016 and 2015 totaled $211 and $211, respectively.

Operating Leases:

The Company leases certain branch and loan office property space under two operating leases.  Each lease requires CFBank to absorb its pro rata share of building operating expenses and utilities based on square footage.  The Company entered into a lease agreement to open a commercial banking agency office in Woodmere, Ohio, which opened in January of 2014.  The Woodmere lease is for a 128-month term commencing January 1, 2014 with no renewal options.  The Company leases CFBank’s Fairlawn branch office pursuant to a  ten year operating lease beginning in 2014 with annual rent increases each year. There is one five-year renewal option on this lease.  Lease expense for the years ended December 31, 2016 and 2015 totaled $311 and $319, respectively.  Leasehold improvements are depreciated straight line over the lease term before consideration of renewal options.

Lease expense is recognized evenly over the lease term to account for lease incentives.  Rent commitments, before renewal options, are as follows:

2017	$320
2018	321
2019	322
2020	324
2021	325
Thereafter	858
$2,470